Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of September 30, 2022 and December 31, 2021, cash and cash equivalents were as follows:

	September 30, 2022		December 31, 2021
Cash on hand and in banks(i) (ii)	Ps.	39,561,892	Ps.	41,520,864
Highly liquid investments (iii)	22,709,179		34,985,583
	Ps.	62,271,071	Ps.	76,506,447

(i)	Cash on hand and in banks is primarily composed of cash in banks.

(ii)
As of December 31, 2021, includes Ps. 15,461,286 in cash, allocated to the retirement plan of benefits to employees. These resources are obtained from the collection of Government bonds that will be transferred exclusively to the Fideicomiso Fondo Laboral Pemex (“Pemex Labor Fund” or “FOLAPE”) for the payment of obligations related to pensions and retirement plans.

(iii)	Mainly composed of short-term Mexican Government investments.